COMMITMENTS AND CONTINGENCIES (Details)	1 Months Ended				12 Months Ended
	Apr. 30, 2026 USD ($)	Aug. 31, 2021 USD ($)	Aug. 31, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Dec. 31, 2025 Milestone
Cleave Therapeutics, Inc
COMMITMENTS AND CONTINGENCIES
Number of milestones achieved					0
BioInvent International AB
COMMITMENTS AND CONTINGENCIES
Number of milestones achieved					0
Black Belt Therapeutics Ltd
COMMITMENTS AND CONTINGENCIES
Number of milestones achieved					0
Milestone payment		$ 305,000	€ 250,000	$ 750,000
Pharmathen Global BV
COMMITMENTS AND CONTINGENCIES
Number of milestone payments yet to be paid					1
Acrotech Biopharma LLC | Subsequent event
COMMITMENTS AND CONTINGENCIES
Milestone payment | $	$ 250,000
Total consideration paid over term of agreement | $	$ 1,250,000